Property and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property and equipment
Balance, at beginning of the period	$ 195,592
Balance, at end of the period	118,093	$ 195,592
Gross carrying amount
Property and equipment
Balance, at beginning of the period	968,251	993,816
Additions	24,484	21,290
Disposals		(46,855)
Balance, at end of the period	992,735	968,251
Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(772,659)	(656,758)
Depreciation for the year	101,983	143,402
Disposals		27,501
Balance, at end of the period	(874,642)	(772,659)
Right-of-use asset
Property and equipment
Balance, at beginning of the period	80,586
Balance, at end of the period	16,602	80,586
Right-of-use asset | Gross carrying amount
Property and equipment
Balance, at beginning of the period	341,238	341,238
Balance, at end of the period	341,238	341,238
Right-of-use asset | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(260,652)	(196,668)
Depreciation for the year	63,984	63,984
Balance, at end of the period	(324,636)	(260,652)
Equipment
Property and equipment
Balance, at beginning of the period	42,307
Balance, at end of the period	29,615	42,307
Equipment | Gross carrying amount
Property and equipment
Balance, at beginning of the period	172,954	219,809
Disposals		(46,855)
Balance, at end of the period	172,954	172,954
Equipment | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(130,647)	(131,722)
Depreciation for the year	12,692	26,426
Disposals		27,501
Balance, at end of the period	(143,339)	(130,647)
Leasehold improvements | Gross carrying amount
Property and equipment
Balance, at beginning of the period	237,248	237,248
Balance, at end of the period	237,248	237,248
Leasehold improvements | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(237,248)	(207,552)
Depreciation for the year		29,696
Balance, at end of the period	(237,248)	(237,248)
Office equipment
Property and equipment
Balance, at beginning of the period	21,207
Balance, at end of the period	18,709	21,207
Office equipment | Gross carrying amount
Property and equipment
Balance, at beginning of the period	66,864	66,864
Additions	1,937
Balance, at end of the period	68,801	66,864
Office equipment | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(45,657)	(40,355)
Depreciation for the year	4,435	5,302
Balance, at end of the period	(50,092)	(45,657)
Computer equipment
Property and equipment
Balance, at beginning of the period	51,492
Balance, at end of the period	53,167	51,492
Computer equipment | Gross carrying amount
Property and equipment
Balance, at beginning of the period	149,947	128,657
Additions	22,547	21,290
Balance, at end of the period	172,494	149,947
Computer equipment | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(98,455)	(80,461)
Depreciation for the year	20,872	17,994
Balance, at end of the period	$ (119,327)	$ (98,455)